Advances to suppliers - Allowance for doubtful accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Advances to suppliers [Line Items]
Balance at beginning of year	$ 5,731,281	$ 4,682,592
Change of allowance for doubtful accounts	(29,511)	1,286,997
Translation adjustments	(83,814)	(238,308)
Balance at end of year	5,617,956	5,731,281
Advances To Suppliers [Member]
Advances to suppliers [Line Items]
Balance at beginning of year	1,517,017	1,426,769
Change of allowance for doubtful accounts		162,859
Translation adjustments	(22,185)	(72,611)
Balance at end of year	$ 1,494,832	$ 1,517,017